RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Schedule of Unrealized Gains (Losses) Included in OCI (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	$ 255	$ 116	$ 504	$ 236
Unrealized gains (losses) hedging instruments included in other comprehensive income	(69)	(88)	23	(262)
Unrealized gains (losses) included in other comprehensive income	(332)	35	(446)	(117)
Reclassification adjustments recognized in net income, net	(3)	(33)	2	(62)
Energy derivative contracts
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	18	(14)	23	(3)
Unrealized gains (losses) hedging instruments included in other comprehensive income	(2)	7	(8)	13
Reclassification adjustments recognized in net income, net	(9)	(27)	7	(58)
IFRS 9 PPAs
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(25)	(15)	26	1
Unrealized gains (losses) hedging instruments included in other comprehensive income	18	(156)	134	(348)
Reclassification adjustments recognized in net income, net	9	0	7	0
Investment in debt and equity securities
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	30	19	64	47
Interest rate swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(5)	15	(18)	26
Unrealized gains (losses) hedging instruments included in other comprehensive income	(88)	56	(106)	72
Reclassification adjustments recognized in net income, net	(5)	(6)	(14)	(4)
Foreign exchange swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(135)	28	(225)	24
Unrealized gains (losses) hedging instruments included in other comprehensive income	3	5	3	1
Reclassification adjustments recognized in net income, net	2	0	2	0
Tax equity
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	111	85	214	141
Foreign exchange gain (loss)
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	261	(2)	420	0
Foreign exchange swaps – net investment
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	(263)	124	(470)	146
Investments in debt and equity securities
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	$ 0	$ (1)	$ 1	$ (1)